DEBT - Schedule of Debt (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Secured Debt | Term Loan
Debt Instrument [Line Items]
Long-term debt, gross	$ 5,000
Derivative liability	714
Less: unamortized discounts and fees	(127)
Less: debt issuance costs	(106)
Long-term debt, net	5,481
Convertible Notes
Debt Instrument [Line Items]
Long-term debt, gross	50,000
Derivative liability	12,676
Less: unamortized discounts and fees	(10,925)
Less: debt issuance costs	(37)
Long-term debt, net	$ 51,714